Employee benefits plans - Disclosure of contributions by the company (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
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Employer Contributions [Line Items]
Employer contributions	R$ 11,813	R$ 10,562